FACTORING FACILITY AND TERM LOAN PAYABLE (Details) (USD $)			3 Months Ended	9 Months Ended		0 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Factoring Facility [Member]	Sep. 30, 2013 Factoring Facility [Member]	Aug. 08, 2013 Factoring Facility [Member]	Aug. 16, 2013 Term Loan [Member]	Sep. 30, 2013 Term Loan [Member]
Debt Instrument [Line Items]
Advance percentage					50.00%
Factoring fee, percentage					1.00%
Gross borrowings			$ 407,888	$ 407,888
Repayments			407,888	407,888
Debt instrument, face amount						750,000
Maturity date						Aug. 15, 2014
Annual rate						16.00%
Daily fixed amount, retainage from collection of receivables						3,346.15
Term loan payable	$ 660,539						$ 660,539